Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Schedule of evolution deferred tax assets and liabilities
Deferred tax liabilities

	Property, plant and equipment and Intangibles Assets	Other liabilities	Total
Balances at January 1, 2018	154,520	79,453	233,973
Adjustment on adoption of IFRS 9	-	966	966
Adjustment on initial application of IAS 29	149,032	-	149,032
Adjusted balance at January 1, 2018	303,552	80,419	383,971
Increase/(Decrease) of deferred tax assets for the year	20,184	(23,801)	(3,617)
Translation differences and inflation adjustment	(45,689)	(26,991)	(72,680)
Balances at December 31, 2018	278,047	29,627	307,674
Balances at January 1, 2017	156,813	72,208	229,021
Increase/(Decrease) of deferred tax assets for the year	(5,008)	8,645	3,637
Translation differences	2,715	(1,400)	1,315
Balances at December 31, 2017	154,520	79,453	233,973

Deferred tax assets

	Provisions and allowances	Tax loss carry forwards	Property, plant and equipment and Intangibles Assets	Other	Total
Balances at January 1, 2018	6,603	208,378	-	6,018	220,999
Adjustment on initial application of IAS 29	-	-	-	742	742
Adjusted balance at January 1, 2018	6,603	208,378	-	6,760	221,741
Increase of deferred tax assets for the year	(317)	11,938	2,616	7,145	21,382
Other movements	-	(3,527)	(531)	-	(4,058)
Translation differences and inflation adjustment	(103)	(46,448)	(79)	(2,450)	(49,080)
Balances at December 31, 2018	6,183	170,341	2,006	11,455	189,985
Balances at January 1, 2017	9,000	169,177	-	5,709	183,886
Increase of deferred tax assets for the year	1,014	43,435	-	1,031	45,480
Translation differences	(3,411)	(4,234)	-	(722)	(8,367)
Balances at December 31, 2017	6,603	208,378	-	6,018	220,999

Schedule of recoverability analysis of deferred tax assets
	For the Year ended December 31,
	2018	2017
Deferred tax assets to be recovered within 12 months	817	154
Deferred tax assets to be recovered after 12 months	187,981	135,399
Deferred tax liabilities to be recovered within 12 months	190	(2,471)
Deferred tax liabilities to be recovered after 12 months	(306,677)	(146,056)

Schedule of unrecognized deferred income tax assets
	2018	2017
Deferred tax assets	153,486	135,327
Deferred tax liabilities	(271,175)	(148,301)